Capital Stock and Changes in Capital Accounts - Preferred Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 29, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 29, 2021	Jun. 30, 2021	Apr. 30, 2021
Capital Stock and Changes in Capital Accounts
Preferred stock, shares authorized	100,000,000		100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollar per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	519,172		510,000
Preferred stock, shares outstanding	519,172		510,000
Series A Participating Preferred Stock
Capital Stock and Changes in Capital Accounts
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued	0		0		0	0	0
Preferred stock, shares outstanding	0		0		0	0	0
Series B Preferred Stock
Capital Stock and Changes in Capital Accounts
Preferred stock, shares authorized	500,000		500,000		500,000
Preferred stock, par value (in dollar per share)	$ 0.01		$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares issued	500,000		500,000		500,000	500,000	500,000
Preferred stock, shares outstanding	500,000		500,000		500,000	500,000	500,000
Series C Preferred Stock
Capital Stock and Changes in Capital Accounts
Preferred stock, shares authorized	20,000		10,000		10,000
Preferred stock, par value (in dollar per share)	$ 0.01
Preferred stock, shares issued	10,000		10,000		10,000	10,000	10,000
Preferred stock, shares outstanding	10,000		10,000		10,000	10,000	10,000
Series C Preferred Stock | 2021 Equity Incentive Plan
Capital Stock and Changes in Capital Accounts
Share period	1,982
Series D Preferred Stock
Capital Stock and Changes in Capital Accounts
Preferred stock, shares authorized	25,000		0
Preferred stock, shares issued	9,172
Preferred stock, shares outstanding	9,172	9,172